SUPPLEMENT DATED APRIL 29, 2024
                   TO THE VARIABLE ANNUITY PROSPECTUSES

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                     Polaris Advantage Variable Annuity
                      Polaris Choice III Variable Annuity
                Polaris II Platinum Series Variable Annuity

                       VARIABLE ANNUITY ACCOUNT FIVE
                    Seasons Advantage Variable Annuity
                      Seasons Elite Variable Annuity
                Seasons Preferred Solution Variable Annuity
                   Seasons Select II Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      FS VARIABLE SEPARATE ACCOUNT
                   Polaris Advantage Variable Annuity
                      Polaris II Variable Annuity
                   Polaris Choice III Variable Annuity

                     VARIABLE ANNUITY ACCOUNT FIVE
                  Seasons Select II Variable Annuity
                    Seasons Elite Variable Annuity
-----------------------------------------------------------------------------
This supplement updates certain information in the most recent prospectus. You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract. This supplement is not valid unless it is read in conjunction with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

              MARKETLOCK FEATURE THIRD EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life living benefit. If you elected to extend the Income Base Evaluation Period for the second time at your tenth contract anniversary (the second "Extension"), you will have the opportunity to elect the third Extension on or about your fifteenth contract anniversary. In choosing the third Extension, only the Income Base Evaluation Period will extend for an additional 5 year period, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the third Extension.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

If you do not wish to elect the third Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first and second Extensions. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you did not elect the first and second Extensions when they were offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this third Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you.

How do I elect the third Extension?

If you are eligible for the third Extension because you previously elected the second Extension and wish to elect the third Extension, you must complete the Election Form you will receive. The terms of the third Extension are detailed below. Only the Income Base Evaluation Period may be extended for an additional 5 year period.

What is the fee if I elect the third Extension?


If you elect the MarketLock Income Plus third Extension, the fee for the feature will be increased by 0.05% as follows:

   Number of       Current Annualized Fee After Second Extension        Annualized Fee After Third Extension
Covered Persons   (calculated as a percentage of the Income Base)   (calculated as a percentage of the Income Base)
---------------   -----------------------------------------------   -----------------------------------------------
   One                               1.25%                                            1.30%
---------------   -----------------------------------------------   -----------------------------------------------
   Two                               1.50%                                            1.55%
---------------   -----------------------------------------------   -----------------------------------------------


If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

   Number of       Current Annualized Fee After Second Extension        Annualized Fee After Third Extension
Covered Persons   (calculated as a percentage of the Income Base)   (calculated as a percentage of the Income Base)
---------------   -----------------------------------------------   -----------------------------------------------
   One                               1.25%                                            1.30%
---------------   -----------------------------------------------   -----------------------------------------------
   Two                               1.50%                                            1.55%
---------------   -----------------------------------------------   -----------------------------------------------


If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:

   Number of       Current Annualized Fee After Second Extension        Annualized Fee After Third Extension
Covered Persons   (calculated as a percentage of the Income Base)   (calculated as a percentage of the Income Base)
---------------   -----------------------------------------------   -----------------------------------------------
   One                               1.00%                                            1.05%
---------------   -----------------------------------------------   -----------------------------------------------
   Two                               1.25%                                            1.30%
---------------   -----------------------------------------------   -----------------------------------------------

You also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.



           Please keep this supplement with your prospectus

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